Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ (12,177,212)	$ (540,317)
Cayman [Member]
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(4,808,241)	(182,934)
United States [Member]
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	(168,673)	$ (357,383)
Hong Kong [Member]
Income Taxes (Details) - Schedule of Income (loss) before provision for income taxes [Line Items]
Income (loss) before provision for income taxes	$ (7,200,298)